FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

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SEC USE ONLY
[redacted]

05073394

SEC MAIL PROCESSING RECEIVED DEC 5 2005 WASH. D.C. 199 SECTION

SEC MAIL PROCESSING RECEIVED DEC 05 2005 WASH. D.C. 199 SECTION

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (: check if this is an amendment and name has changed, and indicate change.)
SHARES OF FOOTBRIDGE CAPITAL FUND, INC.

Filing Under (Check box(es) that apply):/ /: Rule 504 // Rule 505 /X /: Rule 506 :// Section 4(6) / /: ULOE
Type of Filing: /X /: New Filing : / / Amendment

A. BASIC IDENTIFICATION DATA 1346927

1. Enter the information requested about the issuer

Name of Issuer (: check if this is an amendment and name has changed, and indicate change.)
FOOTBRIDGE CAPITAL FUND, INC.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
One Thorndal Circle, 3rd Floor Darien, CT 06820	**203-656-3004**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
PRIVATE INVESTMENT COMPANY

Type of Business Organization
: /x / corporation
/ /: business trust
/ /: limited partnership, already formed
/ /: limited partnership, to be formed
/ X/: other (please specify): LIMITED LIABILITY COMPANY

PROCESSED
DEC 22 2005
THOMSON FINANCIAL

	Month		Year			
Actual or Estimated Date of Incorporation or Organization:	0	1	0	0	/X/ Actual	: Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service Abbreviation for State: CN for Canada; FN for other foreign jurisdiction) **F N**

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.
Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.
Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: /X/: Promoter :/ / Beneficial Owner :// Executive Officer :// Director / / General and/or Managing Partner

Full Name (Last name first, if individual)
Old Hill Partners, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Thorndal Circle, 3rd Floor, Darien, CT 06829

Check Box(es) that Apply: // Promoter :// Beneficial Owner :/x/ Executive Officer :/x/ Director // General and/or Managing Partner

Full Name (Last name first, if individual)
Howe, John

Business or Residence Address (Number and Street, City, State, Zip Code)
One Thorndal Circle, 3rd Floor, Darien, DT 06820

Check Box(es) that Apply: //: Promoter :/ / Beneficial Owner /x/: Executive Officer /x/ Director //: General and/or Managing Partner

Full Name (Last name first, if individual)
Samuel, Mark

Business or Residence Address (Number and Street, City, State, Zip Code)
One Thorndal Circle, 3rd Floor, Darien, DT 06820

Check Box(es) that Apply: // Promoter :// Beneficial Owner //: Executive Officer / / Director //: General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: //: Promoter :// Beneficial Owner //: Executive Officer //: Director //: General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	:	:X
2.	What is the minimum investment that will be accepted from any individual?	**$1,000,000.00***	
***/**	**May be reduced at the discretion of the Issuer.**		
3.	Does the offering permit joint ownership of a single unit?	Yes :X	No :

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Berg, Johnathan

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 200, 2050 Center Avenue, Fort Lee, NJ 07024

Name of Associated Broker or Dealer
Nighthawk Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) X All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
9127 East Mineral Circle, Suite 230, Englewood, CO 80112

Name of Associated Broker or Dealer
Hamilton Miller Investments, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) X All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)
Banat, Catherine

Business or Residence Address (Number and Street, City, State, Zip Code)
333 West End Avenue, Suite 1E, New York, NY 10023

Name of Associated Broker or Dealer
C3 Capital, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) X All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box 0 and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$______	$______
Equity	$ UNLIMITED	$ 12,678,689*
: x Common : Preferred		
Convertible Securities (including warrants)	$______	$______
Partnership Interests	$______	$______
Other (Specify)	$______	$______
Total	$ UNLIMITED	$ 12,678,689*

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors **(United States)**	4 **	$ 12,678,689**
Non-Accredited Investors	0	$______
Total (for filings under Rule 504 only)	______	$______

3. If this filing is an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	______	$______
Regulation A	______	$______
Rule 504	______	$______

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	:	$______
Printing and Engraving Costs	:	$______
Legal Fees	: x	$ 229,237
Accounting Fees	:	$______
Sales Commission (specify finders' fees separately)	:	$______
Other Expenses (identify)	:	$______
Total	: x	$ 229,237

* Attributable to U.S. Investors.

** Number of Investors and Aggregate Amount are as of 9/30/05 and includes only present U.S. participants.

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C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C- Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ UNLIMITED

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

		Payments to Officers, Directors, and Affiliates		Payments to Others
Salaries and fees	:	$______	:	$______
Purchase of real estate	:	$______	:	$______
Purchase, rental or leasing and installation of machinery and equipment	:	$______	:	$______
Construction or leasing of plant buildings and facilities	:	$______	:	$______
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	:	$______	:	$______
Repayment of indebtedness	:	$______	:	$______
Working capital	:	$______	:	$______
Other (specify): Funds available or used for investment	:	$______	:X	$ UNLIMITED
	:	$______	:	$______
Column Totals	:	$ 0	:X	$ UNLIMITED
Total Payments Listed (column totals added)		:X UNLIMITED		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
FOOTBRIDGE CAPITAL FUND, INC.	[signature]	**NOVEMBER 16, 2005**
Name of Signer (Print or Type) **MARK SAMUEL**	Title of Signer (Print or Type) **Director**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

PHLEGAL: #1822801 v1 (132HD01!.DOC)